Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (234,889)	$ (243,799)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(88,647)	(95,713)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(35,553)	(30,806)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(110,689)	(117,280)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(215,941)	(213,465)
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	784	(9,433)
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(20,093)	(21,070)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ 361	$ 169